Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of statutory tax rates
Statutory tax rates in the countries in which the Company operates for fiscal years 2021, 2020 and 2019 were as follows:

	2021	2020	2019
Puerto Rico	18.5%	18.5%	18.5%
Curacao	22.0%	22.0%	22.0%
USVI	22.5%	22.5%	22.5%
Aruba, Ecuador, Panama, Uruguay and Netherlands	25.0%	25.0%	25.0%
Chile	27.0%	27.0%	27.0%
Martinique, French Guyana and Guadeloupe	22.5%	28.0%	31.0%
Peru	29.5%	29.5%	29.5%
Trinidad and Tobago	30.0%	30.0%	25.0%
Costa Rica and Mexico	30.0%	30.0%	30.0%
Colombia	31.0%	32.0%	33.0%
Brazil and Venezuela	34.0%	34.0%	34.0%
Argentina	35.0%	30.0%	30.0%

Schedule of components of income tax expense
Income tax expense for fiscal years 2021, 2020 and 2019 consisted of the following:

	2021	2020	2019
Current income tax expense	$47,999	$17,061	$46,811
Deferred income tax (income) expense	(16,066)	471	(7,974)
Income tax expense	$31,933	$17,532	$38,837

Schedule of components of income tax expense by applying weighted-average statutory income tax rate	Income tax expense for fiscal years 2021, 2020 and 2019, differed from the amounts computed by applying the Company’s weighted-average statutory income tax rate to pre-tax income (loss) as a result of the following:

	2021	2020	2019
Pre-tax income (loss)	$77,786	$(131,854)	$118,953
Weighted-average statutory income tax rate (i)	41.4%	22.9%	36.6%
Income tax expense (benefit) at weighted-average statutory tax rate on pre-tax income (loss)	32,230	(30,226)	43,488
Permanent differences:
Change in valuation allowance (ii)	(26,865)	2,958	(24,864)
Expiration and changes in tax loss carryforwards	144	13,820	17,799
Venezuelan remeasurement and inflationary impacts (iii)	577	1,682	1,743
Non-taxable income and non-deductible expenses	19,655	19,565	7,545
Tax benefits	(152)	(1,701)	(9,667)
Income taxes withholdings on intercompany transactions (iv)	6,572	6,515	5,005
Differences including exchange rate, inflation adjustment and filing differences	(6,985)	(789)	(5,291)
Alternative Taxes	1,461	2,054	658
Others (v)	5,296	3,654	2,421
Income tax expense	$31,933	$17,532	$38,837
(i)Weighted-average statutory income tax rate is calculated based on the aggregated amount of the income before taxes by country multiplied by the prevailing statutory income tax rate, divided by the consolidated income before taxes.
(ii)Comprises net changes in valuation allowances for the year, mainly related to net operating losses.
(iii)Comprises changes in valuation allowance during 2021, 2020 and 2019 for $9,723, $43,249 and $983, respectively.
(iv)Comprises income tax withheld on the payment of interest on intercompany loans.
(v)Mainly comprises income tax effects over intercompany transactions which are eliminated for consolidation purposes.

Schedule of deferred tax assets and liabilities
The tax effects of temporary differences and carryforwards that comprise significant portions of deferred tax assets and liabilities as of December 31, 2021 and 2020 are presented below:

	2021	2020
Tax loss carryforwards (i)	$140,106	$186,781
Purchase price allocation adjustment	11,305	12,247
Property and equipment, tax inflation	39,691	38,205
Tax Inflation adjustment	(6,671)	(7,125)
Other accrued payroll and other liabilities	25,340	29,622
Share-based compensation	1,623	1,719
Provision for contingencies, bad debts and obsolescence	9,557	4,621
Other deferred tax assets (ii)	91,974	75,121
Other deferred tax liabilities (iii)	(55,253)	(47,593)
Property and equipment - difference in depreciation rates	(10,801)	(7,902)
Valuation allowance (iv)	(186,239)	(235,196)
Net deferred tax asset	$60,632	$50,500

(i)As of December 31, 2021, the Company and its subsidiaries have accumulated net operating losses amounting to $495,782. The Company has net operating losses amounting to $164,301, expiring between 2022 and 2026. In addition, the Company has net operating losses amounting to $88,005 expiring after 2026 and net operating losses amounting to $243,476 that do not expire. Changes in tax loss carryforwards for the year relate to uses of NOLs.
(ii)Other deferred tax assets reflect the net tax effects of temporary differences between the carrying amounts of assets for financial reporting purposes (accounting base) and the amounts used for income tax purposes (tax base). For the fiscal year ended December 31, 2021, this item includes: difference in depreciation of leases (related to differences between ASC842 and local tax regulation) for $63,526 in Brazil and provision for regular expenses for $13,055 in Brazil, Colombia, Mexico and Panama. For the fiscal year ended December 31, 2020 this item includes: difference in depreciation of leases (related to differences between ASC842 and local tax regulation) for $51,772 in Brazil and provision for regular expenses for $10,098, in Brazil, Colombia and Argentina.
(iii)Primarily related to leases contracts (related to differences between ASC842 and local tax regulation).
(iv)In assessing the realization of deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized.